Note 7 - Other Assets - Schedule of Other Assets (Details) - CAD ($) $ in Thousands	Oct. 31, 2021	Oct. 31, 2020
Statement Line Items [Line Items]
Accounts receivable	$ 2,643	$ 268
Funds held for securitization liabilities (note 11)	0	8,629
Prepaid expenses and other	12,699	6,843
Property and equipment (note 8)	7,075	7,431
Right-of-use assets (notes 3 and 12)	4,817	3,015
Deferred income tax asset (note 15)	2,931	5,145
Investment (note 7a)	953	0
Goodwill (note 7b)	5,754	0
Intangible assets	3,641	0
Other assets	$ 40,513	$ 31,331